Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Prepayments and other current assets
Prepaid advertising expenses, rentals and others	¥ 53,791		¥ 84,330
Deposits	6,553		28,366
Staff advances	981		1,244
Deductible VAT input	4,170		1,565
Interest receivable	800		2,918
Total	¥ 66,295	$ 10,160	¥ 118,423